================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
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               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                 Stephen L. Kuhn, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 09/30/05

                               ___________________



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

ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 71.51%:(A)                   Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 63.46%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
 12% Senior Subordinated Note due 2012                           $  2,125,000         04/08/04     $  2,125,000     $  1,977,746
 Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               2,323 shs.         04/08/04             --                 23
                                                                                                   ------------     ------------
                                                                                                      2,125,000        1,977,769
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and vinyl
windows and doors in the Southwest and Southeast regions
of the U.S.
 12% Senior Subordinated Note due 2012                           $  2,125,000         05/18/04        1,934,223        2,117,502
 Limited Partnership interest of AWC Investments, LLC (B)            250 uts.         05/18/04          212,500          341,057
                                                                                                   ------------     ------------
                                                                                                      2,146,723        2,458,559
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
 12.5% Subordinated Note due 2010                                $  2,125,000         02/29/00        1,959,265        2,125,000
 Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                                 364 shs.         02/29/00          307,759          425,377
                                                                                                   ------------     ------------
                                                                                                      2,267,024        2,550,377
                                                                                                   ------------     ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation and
control cables, primarily for the mining and oil and gas
industries.
 12% Senior Subordinated Note due 2013                           $  2,046,296         04/08/05        1,928,055        2,014,581
 Limited Partnership Interest (B)                                     79 uts.         04/07/05           78,704           70,830
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 125 shs.         04/08/05          122,463                1
                                                                                                   ------------     ------------
                                                                                                      2,129,222        2,085,412
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
 12% Preferred Stock Series C (B)                                    395 shs.         12/16/03        1,750,000        3,500,001
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                  80 shs.                *          513,334                1
                                                                                                   ------------     ------------
                                                                                                      2,263,334        3,500,002
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
 12% Senior Subordinated Note due 2010                           $  2,125,000         01/22/04        1,910,566        2,188,750
 Preferred Class A Unit (B)                                        2,525 uts.         01/22/04          252,500          227,250
 Common Class B Unit (B)                                           3,042 uts.         01/22/04             --            291,648
                                                                                                   ------------     ------------
                                                                                                      2,163,066        2,707,648
                                                                                                   ------------     ------------

*11/02/98 and 12/16/03.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
 12% Senior Subordinated Note due 2012                           $  1,627,660         05/18/05     $  1,519,169     $  1,607,405
 Common Stock (B)                                                    497 shs.         05/18/05          497,340          447,606
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 130 shs.         05/18/05          112,128                1
                                                                                                   ------------     ------------
                                                                                                      2,128,637        2,055,012
                                                                                                   ------------     ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
 12% Senior Subordinated Note due 2012                           $  1,686,800         12/31/04        1,573,985        1,681,357
 Common Stock (B)                                                    493 shs.                *          492,975          443,682
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 137 shs.         12/31/04          119,482                1
                                                                                                   ------------     ------------
                                                                                                      2,186,442        2,125,040
                                                                                                   ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
 Senior Secured Floating Rate Revolving Credit
  Facility due 2007                                              $    230,636         04/09/02          230,636          231,094
 Senior Secured Tranche A Floating Rate Note due 2008            $    696,414         04/09/02          696,414          696,414
 12% Senior Secured Note due 2010                                $    721,196         04/09/02          630,788          750,044
 Limited Partnership Interest of Riverside Capital
  Appreciation Fund IV, L.P.(B)                                   11.16% int.         04/09/02          152,329          141,209
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               1,390 shs.         04/09/02          127,497          128,861
                                                                                                   ------------     ------------
                                                                                                      1,837,664        1,947,622
                                                                                                   ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
 5% Promissory Note due 2009 (B)                                 $    195,498         03/31/04          195,498             --
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                               4,895 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                        195,499             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty
silica sands.
 14% Redeemable Preferred Stock (B)                                  997 shs.         09/30/99          545,858          108,991
 Convertible Preferred Stock Series A and B, convertible
  into common stock at $9.26 per share (B)                       126,003 shs.         12/19/96        1,166,700             --
 Common Stock (B)                                                 20,027 shs.         09/30/99          799,068             --
 Warrants, exercisable until 2005 and 2010, to
  purchase common stock at $.01 per share (B)                     11,399 shs.               **          128,502             --
                                                                                                   ------------     ------------
                                                                                                      2,640,128          108,991
                                                                                                   ------------     ------------

 *12/31/04 and 03/31/05.
**12/19/96 and 09/30/99.
--------------------------------------------------------------------------------
8
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
C & J SPEC-RENT SERVICES, INC.
A provider of coiled tubing and pressure pumping services
to the oil and gas industry in Texas and Louisiana.
 10% Senior Secured Term Note due 2012                           $  1,551,492         08/12/05     $  1,551,492     $  1,527,169
 14% Senior Subordinated Note due 2013                           $  1,128,358         08/12/05        1,022,525        1,097,519
 Common Stock (B)                                                470,150 shs.         08/12/05          470,150          423,135
 Warrants, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              86,716 shs.         08/12/05          106,592              867
                                                                                                   ------------     ------------
                                                                                                      3,150,759        3,048,690
                                                                                                   ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
 9.5% Senior Secured Term Note due 2007                          $    759,036         09/13/02          759,036          764,097
 11% Senior Subordinated Note due 2010                           $    838,102         09/13/02          803,332          850,498
 Common Stock (B)                                                316,265 shs.         09/13/02          316,265          474,398
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                             137,175 shs.         09/13/02           60,250          205,763
                                                                                                   ------------     ------------
                                                                                                      1,938,883        2,294,756
                                                                                                   ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
 Limited Partnership Interest (B)                                    117 uts.         09/29/95          158,369          541,204
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
 Preferred Membership Interests (B)                                1,882 uts.         04/29/00            8,396              420
 Common Membership Interests (B)                                  24,318 uts.         04/29/00          108,983            5,442
                                                                                                   ------------     ------------
                                                                                                        117,379            5,862
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
 Common Stock (B)                                                    109 shs.                *              503            2,156
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection
syringes.
 8.75% Senior Secured Term Note due 2010                         $    570,652         04/30/03          570,652          581,364
 11.5% Senior Subordinated Note due 2011                         $    424,819         04/30/03          392,163          433,228
 Common Stock (B)                                                126,812 shs.         04/30/03          126,812          114,131
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              87,672 shs.         04/30/03           40,804              877
                                                                                                   ------------     ------------
                                                                                                      1,130,431        1,129,600
                                                                                                   ------------     ------------

*12/30/97 and 05/29/99.
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                                                                               9
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal
stampings.
 Senior Secured Floating Rate Revolving Credit
  Facility due 2006                                              $    162,037         01/07/02     $    162,037     $    158,998
 Senior Secured Floating Rate Tranche A Note due 2007            $    889,517         06/26/01          889,517          840,214
 13% Senior Secured Tranche B Note due 2006                      $    648,148         06/26/01          648,148          630,790
 Limited Partnership Interest (B)                                  6.38% int.         06/26/01          324,074          259,259
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                             107,036 shs.         06/26/01           79,398            1,070
                                                                                                   ------------     ------------
                                                                                                      2,103,174        1,890,331
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor
synthetic sports flooring and other temporary flooring
products.
 12% Senior Subordinated Note due 2012                           $  2,001,121                *        1,849,108        1,953,376
 Limited Partnership Interest (B)                                189,585 uts.               **          189,586          170,627
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 174 shs.                *          160,233                2
                                                                                                   ------------     ------------
                                                                                                      2,198,927        2,124,005
                                                                                                   ------------     ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
 12% Senior Subordinated Note due 2013                           $  2,185,714         06/15/05        2,087,398        2,142,137
 Common Stock (B)                                                    364 shs.         06/15/05          364,286          327,861
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 103 shs.         06/15/05          100,668                1
                                                                                                   ------------     ------------
                                                                                                      2,552,352        2,469,999
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
 12% Senior Subordinated Note due 2013                           $  2,550,000         08/04/05        2,414,265        2,523,136
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  20 shs.         08/04/05          137,166             --
                                                                                                   ------------     ------------
                                                                                                      2,551,431        2,523,136
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
 12% Senior Subordinated Note due 2007                           $  3,863,636              ***        3,716,991        3,090,909
 Common Stock (B)                                                     56 shs.              ***           96,591            9,658
 Limited Partnership Interest (B)                                 19.32% int.              ***          297,203           55,700
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                 324 shs.              ***          284,052           28,677
                                                                                                   ------------     ------------
                                                                                                      4,394,837        3,184,944
                                                                                                   ------------     ------------

  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***03/05/99 and 03/24/99.
--------------------------------------------------------------------------------
10
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
 Convertible Preferred Stock, convertible into common
  stock at $10 per share (B)                                       3,514 shs.         10/05/01     $    427,153     $    395,243
 Convertible Preferred Stock, convertible into common
  stock at $11.84 per share (B)                                      412 shs.         09/16/04           48,793           46,353
                                                                                                   ------------     ------------
                                                                                                        475,946          441,596
                                                                                                   ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
 Common Stock (B)                                                    585 shs.         07/19/01          585,145          694,854
 Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                 297 shs.         07/19/01          250,611          352,183
                                                                                                   ------------     ------------
                                                                                                        835,756        1,047,037
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
 Class A Common Stock (B)                                          5,612 shs.         09/15/05           94,868          182,056
 Class B Common Stock (B)                                         36,633 shs.         12/22/99             --          1,188,363
 Limited Partnership Interest (B)                                  8.70% int.                *           63,450        1,997,148
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                              48,569 shs.         12/22/99             --          1,575,580
                                                                                                   ------------     ------------
                                                                                                        158,318        4,943,147
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
 Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               27.19% int.          8/27/98          734,090             --
 Preferred Stock (B)                                               3,278 shs.         12/14/01        2,784,133        2,088,103
 Warrants, exercisable until 2011, to purchase common
  stock of DHI Holdings, Inc. at $.01 per share (B)               13,352 shs.               **          403,427             --
                                                                                                   ------------     ------------
                                                                                                      3,921,650        2,088,103
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
 14% Senior Subordinated Note due 2011                           $  1,859,375         10/30/03        1,698,556        1,897,683
 Common Stock (B)                                                  6,906 shs.              ***          690,600          593,384
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               2,034 shs.         10/30/03          186,469          174,732
                                                                                                   ------------     ------------
                                                                                                      2,575,625        2,665,799
                                                                                                   ------------     ------------

  *12/22/99 and 09/14/05.
 **10/24/96 and 08/28/98.
***10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
 Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  22 shs.         06/28/04     $     77,208     $    107,985
                                                                                                   ------------     ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
 14% Senior Subordinated Note due 2011                           $  1,062,500         09/24/04        1,026,572        1,094,375
 Warrant, exercisable until 2011, to purchase
  common stock at $.02 per share (B)                               4,085 shs.         09/24/04           39,464           60,172
                                                                                                   ------------     ------------
                                                                                                      1,066,036        1,154,547
                                                                                                   ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
 Limited Partnership Interest (B)                                  0.14% int.         01/01/01           27,341           21,706
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC
A manufacturer and distributor of branded natural
medicines and nutritional supplements
 Limited Partnership Interest (B)                                  1.32% int.         03/30/00          531,250            5,313
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              29,117 shs.         03/30/00          255,000              291
                                                                                                   ------------     ------------
                                                                                                        786,250            5,604
                                                                                                   ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
 13.25% Senior Subordinated Note due 2011                        $  2,125,000         09/09/03        2,089,359        1,912,500
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              43,878 shs.         09/09/03           35,641              439

                                                                                                      2,125,000        1,912,939
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
 Limited Partnership Interest of CM Equity Partners (B)            2.24% int.         02/11/98          128,464             --
 Common Stock (B)                                                 90,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                        128,470             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
 Series A Preferred Units (B)                                      1.19% int.         07/21/94          369,442            2,947
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
 12.5% Senior Subordinated Note due 2012                         $  2,043,269                *     $  1,858,466     $  2,085,890
 Common Stock(B)                                                      63 shs.                *           62,742           56,466
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 200 shs.                *          199,501                2
                                                                                                   ------------     ------------
                                                                                                      2,120,709        2,142,358
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Revolving Note due 2006            $  1,544,856         06/12/96        1,544,856          772,428
 Senior Secured Floating Rate Note due 2006                      $    365,625               **          365,625          182,813
 12% Senior Subordinated Note due 2006                           $  1,350,000         03/31/03        1,350,000           13,500
 Common Stock (B)                                                  4,771 shs.         03/12/04          225,000             --
                                                                                                   ------------     ------------
                                                                                                      3,485,481          968,741
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
 12% Senior Secured Note due 2006                                $  1,644,444         03/01/04        1,646,101        1,248,333
 Common Stock (B)                                                    228 shs.         06/01/00          262,200             --
                                                                                                   ------------     ------------
                                                                                                      1,908,301        1,248,333
                                                                                                   ------------     ------------
ITC^DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
 Senior Secured Floating Rate Note due 2009                      $  2,207,053         07/26/05        2,207,053        2,175,640
 Senior Secured Floating Rate Note due 2009                      $    342,947         07/26/05          342,947          339,509
 Warrant, exercisable until 2009, to purchase
  convertible preferred stock at $.01 per share (B)              102,884 shs.         07/26/05             --            220,172
                                                                                                   ------------     ------------
                                                                                                      2,550,000        2,735,321
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
 13% Senior Subordinated Note due 2008                           $    963,687         08/04/00          903,098          946,029
 14% Cumulative Redeemable Preferred Stock Series A (B)              289 shs.         08/04/00          289,224          283,917
 Limited Partnership Interests of
  Saw Mill Capital Fund II, L.P. (B)                               2.50% int.         08/03/00          886,361          709,205
 Warrants, exercisable until 2008 and 2009, to purchase
  common stock at $.01 per share (B)                              50,870 shs.         08/04/00          115,412           46,927
                                                                                                   ------------     ------------
                                                                                                      2,194,095        1,986,078
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
 12% Senior Subordinated Note due 2011                           $  1,593,750         12/15/04        1,499,505        1,573,189
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,121 shs.         12/15/04          101,109               11
                                                                                                   ------------     ------------
                                                                                                      1,600,614        1,573,200
                                                                                                   ------------     ------------

 *06/30/04 and 08/19/04.
**06/12/96 and 08/03/01.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
 Senior Secured Floating Rate Revolving Note due 2005            $     36,693         06/16/00     $     36,693     $     36,766
 Senior Secured Floating Rate Tranche A Note due 2007            $    481,593         06/16/00          481,593          482,557
 12% Senior Secured Tranche B Note due 2008                      $    550,392         06/16/00          529,331          561,400
 Limited Partnership Interest of
  Riverside XVI Holding Company, L.P. (B)                          5.29% int.         06/12/00          333,490          346,731
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                               1,108 shs.         06/12/00           45,866          116,231
                                                                                                   ------------     ------------
                                                                                                      1,426,973        1,543,685
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
 12% Senior Subordinated Note due 2012                           $  1,831,548         02/27/04        1,676,111        1,816,821
 Common Stock (B)                                                     35 shs.         02/27/04          462,035          415,776
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/04            7,793             --
                                                                                                   ------------     ------------
                                                                                                      2,145,939        2,232,597
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
 12.5% Senior Subordinated Note due 2009                         $  1,817,435         04/30/01        1,817,435        1,817,435
 Preferred Stock (B)                                                 307 shs.         04/30/01          307,000          614,000
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 269 shs.         04/30/01               14          538,000
                                                                                                   ------------     ------------
                                                                                                      2,124,449        2,969,435
                                                                                                   ------------     ------------
KEYSTONE NORTH AMERICA, INC.
An operator of funeral homes in North America.
 Common Stock (B)                                                 49,216 shs.         02/08/05          236,709          311,045
                                                                                                   ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
 12.5% Senior Subordinated Note due 2008                         $  3,845,000                *        3,523,736        3,845,000
 Common Stock (B)                                                  5,800 shs.                *          406,003          284,200
 Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                              15,572 shs.                *          602,127          763,028
                                                                                                   ------------     ------------
                                                                                                      4,531,866        4,892,228
                                                                                                   ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
 Senior Secured Floating Rate Tranche A Note due 2010            $    763,992         09/03/04          763,992          755,585
 12% Senior Secured Tranche B Note due 2011                      $    313,433         09/03/04          277,627          317,992
 Limited Partnership Interest (B)                                  7.84% int.         09/03/04           58,769           52,892
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 425 shs.         09/03/04           39,473                4
                                                                                                   ------------     ------------
                                                                                                      1,139,861        1,126,473
                                                                                                   ------------     ------------

*12/23/98 and 01/28/99.
--------------------------------------------------------------------------------
14
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
 12% Senior Subordinated Note due 2012                           $    962,215         09/30/04     $    878,346     $    946,351
 8.75% Senior Subordinated Note due 2012                         $  1,281,112         09/30/04        1,281,112        1,272,436
 Common Stock (B)                                                381,672 shs.         09/30/04          381,672          343,505
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             153,572 shs.         09/30/04           90,897            1,536
                                                                                                   ------------     ------------
                                                                                                      2,632,027        2,563,828
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
 8% Preferred Stock                                                   84 shs.         10/28/04           83,658           85,276
 Common Stock                                                     26,185 shs.         10/02/04           35,088           40,534
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share                                  83,214 shs.         05/01/03           40,675          136,891
                                                                                                   ------------     ------------
                                                                                                        159,421          262,701
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
 12% Senior Subordinated Note due 2013                           $  2,142,000         08/12/05        2,005,941        2,096,139
 Common Stock (B)                                                    408 shs.         08/12/05          408,000          367,200
 Warrant, exercisable until 2013, to purchase
   common stock at $.01 per share (B)                                137 shs.         08/12/05          137,088                1
                                                                                                   ------------     ------------
                                                                                                      2,551,029        2,463,340
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
 Senior Secured Floating Rate Revolving Note due 2005            $    100,860         03/24/05          100,860          100,860
 Senior Secured Floating Rate Tranche A Note due 2007            $    733,071         09/21/00          733,071          733,071
 12% Senior Secured Tranche B Note due 2008                      $    336,200         09/21/00          319,893          336,200
 Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                 37.37% int.                *          311,481          389,333
 Warrant, exercisable until 2008, to purchase
  common stock at $100 per share (B)                                 463 shs.         09/21/00           40,344           19,235
                                                                                                   ------------     ------------
                                                                                                      1,505,649        1,578,699
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                              16,535 shs.         12/11/02          493,501          694,833
                                                                                                   ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
 12.5% Senior Subordinated Note due 2011                         $  1,062,500         01/31/03          917,502        1,093,176
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 212 shs.         01/31/03          180,625           86,937
                                                                                                   ------------     ------------
                                                                                                      1,098,127        1,180,113
                                                                                                   ------------     ------------

*09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
 12.25% Senior Subordinated Note due 2012                        $  1,863,462         03/29/04     $  1,856,139     $  1,890,992
 10% Preferred Stock (B)                                             255 shs.         03/29/04          255,083          258,463
 Common Stock (B)                                                  6,455 shs.         03/29/04            6,455           48,025
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                               8,622 shs.         03/29/04            7,323           64,080
                                                                                                   ------------     ------------
                                                                                                      2,125,000        2,261,560
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
 9% Senior Secured Note due 2009                                 $    812,500         01/28/02          812,500          806,600
 11.5% Senior Subordinated Note due 2012                         $  1,500,000         01/28/02        1,378,408        1,468,878
 Common Stock (B)                                                312,500 shs.         01/28/02          312,500          213,750
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             243,223 shs.         01/28/02          162,045          164,176
                                                                                                   ------------     ------------
                                                                                                      2,665,453        2,653,404
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
 12% Senior Subordinated Note due 2006                           $  2,482,000         08/07/98        2,482,000        2,420,288
 12% Senior Subordinated Note due 2008                           $    307,071         02/09/00          293,085          288,973
 Limited Partnership Interest of Riverside VIII,
  VIII-A and VIII-B Holding Company, L.P.                        1,531,250 uts.              *        1,555,820        1,245,601
 Warrants, exercisable until 2007 and 2008, to purchase
  common stock at $.01 per share (B)                              28,648 shs.               **          389,188           88,695
                                                                                                   ------------     ------------
                                                                                                      4,720,093        4,043,557
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
 12% Senior Subordinated Note due 2008                           $  2,125,000         12/19/00        1,981,015        2,093,117
 Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   2.42% int.         12/21/00          265,625          358,594
                                                                                                   ------------     ------------
                                                                                                      2,246,640        2,451,711
                                                                                                   ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
 Senior Secured Floating Rate Revolving Credit
  Facility due 2005                                              $    619,400         07/22/96          619,400          619,400
 Senior Secured Floating Rate Term Note due 2005                 $      8,150         07/22/96            8,150            8,150
 12% Senior Secured Term Note due 2005                           $    326,000         07/22/96          323,842          326,000
 8% Preferred Stock (B)                                              456 shs.         07/22/96          232,046          232,046
 Common Stock (B)                                                    599 shs.         07/22/96           28,978           28,978
 Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                                 322 shs.         07/22/96           97,800                3
                                                                                                   ------------     ------------
                                                                                                      1,310,216        1,214,577
                                                                                                   ------------     ------------

*08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
--------------------------------------------------------------------------------
16
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt and concrete industries.
 Common Membership Interests                                           2 uts.                *     $          4     $    288,000
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
 9.8% Redeemable Exchangeable Preferred Stock (B)                  1,004 shs.         08/12/94          100,350             --
 Common Stock (B)                                                  2,600 shs.               **          126,866             --
                                                                                                   ------------     ------------
                                                                                                        227,216             --
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis
products.
 12% Senior Subordinated Note due 2012                           $  1,770,834         05/28/04        1,435,108        1,814,501
 Common Stock (B)                                                354,166 shs.         05/28/04          354,166          318,749
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             377,719 shs.         05/28/04          377,719            3,777
                                                                                                   ------------     ------------
                                                                                                      2,166,993        2,137,027
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies, to
major restaurant chains and their franchisees.
 16.5% Senior Subordinated Note due 2012                         $  1,893,563         07/09/04        1,844,035        1,136,138
 Limited Partnership Interest (B)                                  9.26% int.         07/09/04          259,146             --
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 528 shs.         07/09/04           49,061             --
                                                                                                   ------------     ------------
                                                                                                      2,152,242        1,136,138
                                                                                                   ------------     ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and foodservice
channels.
 13% Senior Subordinated Note due 2011                           $  1,841,667         09/29/04        1,697,579        1,783,603
 Limited Partnership Interest (B)                                 40,610 uts.         09/29/04          283,333          255,000
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,715 shs.         09/29/04          157,903              236
                                                                                                   ------------     ------------
                                                                                                      2,138,815        2,038,839
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
 12.5% Senior Subordinated Notes due 2011                        $  1,062,500         11/14/03          957,209        1,044,761
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 140 shs.         11/14/03          122,946                1
                                                                                                   ------------     ------------
                                                                                                      1,080,155        1,044,762
                                                                                                   ------------     ------------

 *07/31/97 and 01/04/99.
**11/14/01 and 08/12/94.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
RUGBY MANUFACTURING COMPANY
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
 12% Senior Subordinated Note due 2013                           $  1,924,618         07/19/05     $  1,804,812     $  1,895,741
 Common Stock (B)                                                    625 shs.         07/19/05          625,382          562,842
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 127 shs.         07/19/05          121,335                1
                                                                                                   ------------     ------------
                                                                                                      2,551,529        2,458,584
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
 Senior Secured Floating Rate Tranche A Note due 2007            $    918,655         06/02/99          918,655          918,655
 12% Senior Secured Tranche B Note Due 2007                      $  1,130,652         06/02/99        1,130,652        1,130,652
 Class B Common Stock (B)                                          1,480 shs.         06/02/99          256,212          508,125
                                                                                                   ------------     ------------
                                                                                                      2,305,519        2,557,432
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
 12% Senior Subordinated Note due 2012                           $  1,538,793         09/10/04        1,433,426        1,527,960
 Common Stock (B)                                                    586 shs.         09/10/04          586,207          527,589
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 134 shs.         09/10/04          113,578                1
                                                                                                   ------------     ------------
                                                                                                      2,133,211        2,055,550
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
 12.5% Senior Subordinated Note due 2008                         $  1,517,857         08/01/02        1,391,071        1,517,857
 Common Stock (B)                                                901,775 shs.                *          901,775        1,571,343
 Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                             263,444 shs.         08/01/02          216,446          459,050
                                                                                                   ------------     ------------
                                                                                                      2,509,292        3,548,250
                                                                                                   ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
 12.25% Senior Subordinated Note due 2008                        $  3,125,000         12/06/99        2,902,302        3,125,000
 Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                                 513 shs.         12/06/99          426,136          554,040
                                                                                                   ------------     ------------
                                                                                                      3,328,438        3,679,040
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
 Limited Partnership Interest of MHD Holdings LLC                  1.43% int.         08/29/00          579,736          122,980
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                             106,539 shs.         01/14/00          658,751             --
                                                                                                   ------------     ------------

*08/01/02, 01/17/03 and 12/31/04.
--------------------------------------------------------------------------------
18
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
 Limited Partnership Interest (B)                                  1.99% int.         08/20/03     $     63,207     $     11,280
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              86,780 shs.         08/21/03           19,359           15,487
                                                                                                   ------------     ------------
                                                                                                         82,566           26,767
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
 Senior Secured Floating Rate Term A Note due 2010               $    298,730         03/01/05          298,730          298,103
 Senior Secured Floating Rate Term B Note due 2012               $    367,383         03/01/05          367,383          366,374
 12% Senior Subordinated Note due 2013                           $  1,025,391         03/01/05          971,741        1,004,948
 Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                  412 uts.         03/01/05          412,207          370,989
 Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  65 shs.         03/01/05           56,171                1
                                                                                                   ------------     ------------
                                                                                                      2,106,232        2,040,415
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel,
washroom and restroom supplies and sanitary care
products.
 13% Senior Subordinated Note due 2009                           $  2,712,000         02/05/98        2,518,747        2,712,000
 Common Stock (B)                                                    630 shs.         02/04/98          630,000          636,741
 Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                                 444 shs.         02/05/98          368,832          448,751
                                                                                                   ------------     ------------
                                                                                                      3,517,579        3,797,492
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
 17% Preferred Stock (B)                                             560 shs.         12/23/02          560,000          756,000
 Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                             1,120 shs.         07/25/96        1,120,000        1,512,000
 Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                                 474 shs.         07/25/96           48,216          639,576
                                                                                                   ------------     ------------
                                                                                                      1,728,216        2,907,576
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
 16% Senior Subordinated Note due 2011                           $  1,461,764         12/08/03        1,415,896        1,520,235
 16% Preferred Stock Series A (B)                                     37 shs.         12/08/03          631,630          658,864
 Common Stock (B)                                                 21,240 shs.                *          209,770          275,464
                                                                                                   ------------     ------------
                                                                                                      2,257,296        2,454,563
                                                                                                   ------------     ------------

*12/08/03 and 07/01/05.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
 12% Senior Subordinated Note due 2013                           $  1,734,000         08/31/05     $  1,656,796     $  1,716,596
 Common Stock (B)                                                    816 shs.         08/31/05          816,000          734,400
 Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  86 shs.         08/31/05           77,485                1
                                                                                                   ------------     ------------
                                                                                                      2,550,281        2,450,997
                                                                                                   ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
 10.5% Senior Secured Term Note due 2008                         $  1,184,565         01/20/00        1,184,565        1,180,688
 12% Senior Subordinated Note due 2010                           $  1,326,500         01/20/00        1,271,793        1,329,465
 Common Stock (B)                                                227,400 shs.         01/20/00          227,400          181,920
 Warrant, exercisable until 2010, to purchase
  common stock at $1 per share (B)                               260,563 shs.         01/20/00           98,540            2,606
                                                                                                   ------------     ------------
                                                                                                      2,782,298        2,694,679
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
 12.5% Senior Subordinated Note due 2010                         $  1,062,500         04/11/03          990,542        1,046,139
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               5,781 shs.         04/11/03           95,625           33,038
                                                                                                   ------------     ------------
                                                                                                      1,086,167        1,079,177
                                                                                                   ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
 12% Senior Subordinated Note due 2014                           $  1,234,551         05/28/04        1,114,662        1,165,231
 8.75% Senior Secured Note due 2011                              $    716,292         05/28/04          716,292          684,722
 Common Stock (B)                                                674,157 shs.         05/28/04          674,157          337,079
 Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             203,912 shs.         05/28/04          130,789            2,039
                                                                                                   ------------     ------------
                                                                                                      2,635,900        2,189,071
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
 Common Stock (B)                                                354,167 shs.         05/02/00          354,167          382,500
                                                                                                   ------------     ------------
U S M HOLDINGS CORPORATION
A provider of facility maintenance services to retail and
corporate clients with multiple locations.
 12% Senior Subordinated Note due 2011                           $    894,737         08/06/03          769,968          921,579
 Preferred Stock                                                   2,571 shs.         08/06/03          257,096          257,096
 Common Stock (B)                                                  1,032 shs.         08/06/03            1,032            1,032
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share                                     949 shs.         08/06/03          298,198              949
                                                                                                   ------------     ------------
                                                                                                      1,326,294        1,180,656
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
 12.5% Senior Subordinated Note due 2012                         $  1,882,100         04/30/04     $  1,691,348     $  1,946,192
 Common Stock (B)                                                    182 shs.         04/30/04          182,200          163,980
 Warrant, exercisable until 2012, to purchase
  common stock at $1 per share (B)                                   230 shs.         04/30/04          211,736                2
                                                                                                   ------------     ------------
                                                                                                      2,085,284        2,110,174
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
 Series A Preferred Units (B)                                      0.13% int.         12/02/96                1                2
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
 13% Senior Subordinated Note due 2011                           $  1,887,288         09/24/04        1,717,048        1,894,682
 Common Stock (B)                                                 23,771 shs.         09/24/04          237,710          213,939
 Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              23,787 shs.         09/24/04          186,883              238
                                                                                                   ------------     ------------
                                                                                                      2,141,641        2,108,859
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags and medical and food
products.
 12.5% Senior Subordinated Note due 2012                         $  1,700,000         07/19/04        1,483,065        1,672,444
 Limited Partnership Interest Class A (B)                        414,375 uts.         07/19/04          414,375          372,938
 Limited Partnership Interest Class B (B)                        182,935 uts.         07/19/04          182,935          164,642
                                                                                                   ------------     ------------
                                                                                                      2,080,375        2,210,024
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods
apparel.
 10% Senior Subordinated Lien Note due 2009                      $  1,006,579         07/12/04        1,006,579        1,007,357
 14% Senior Subordinated Note due 2012                           $  1,069,419         07/12/04        1,066,728        1,072,652
 Limited Partnership Interest (B)                                  0.40% int.         07/12/04           37,281           33,553
 Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               4,029 shs.         07/12/04            2,833               40
                                                                                                   ------------     ------------
                                                                                                      2,113,421        2,113,602
                                                                                                   ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
 Limited Partnership Interest (B)                                  1.55% int.         02/03/03          101,190          269,922
 Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 256 shs.         02/04/03          209,829          683,565
                                                                                                   ------------     ------------
                                                                                                        311,019          953,487
                                                                                                   ------------     ------------
Total Private Placement Investments                                                                 152,889,617      151,986,985
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)     Rate       Date        Amount         Cost       Fair Value
                                                    ----       ----        ------         ----      ------------
RULE 144A SECURITIES - 8.05%:
BONDS - 7.05%
  A E S Corporation                                9.000%    05/15/15   $    200,000  $    200,000  $    219,500
  Activant Solutions, Inc.                         9.504     04/01/10        825,000       825,000       841,500
  Affinia Group, Inc.                              9.000     11/30/14        460,000       460,000       358,800
  Blockbuster, Inc.                                9.000     09/01/12        475,000       477,042       391,875
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       885,000
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       353,750
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       251,875
  Clayton Williams Energy, Inc.                    7.750     08/01/13        800,000       800,000       782,000
  Douglas Dynamics, LLC                            7.750     01/15/12        630,000       633,911       630,000
  IAAI Finance Corporation                        11.000     04/01/13        800,000       799,437       821,572
  Intelsat Bermuda Ltd.                            8.695     01/15/12        450,000       450,000       457,875
  Intelsat Bermuda Ltd.                            8.250     01/15/13        500,000       500,000       503,125
  Interactive Health LLC                           7.250     04/01/11        900,000       751,230       774,000
  Lazard LLC                                       7.125     05/15/15        750,000       749,407       744,717
  Mac-Gray Corporation                             7.625     08/15/15        600,000       600,000       612,000
  Markwest Energy                                  6.875     11/01/14        475,000       475,000       470,250
  Metaldyne Corporation                           11.000     11/01/13        510,000       513,841       443,700
  Neiman Marcus Group, Inc.                       10.375     10/15/15      1,250,000     1,250,000     1,243,750
  P Q Corporation                                  7.500     02/15/13      1,100,000     1,088,750     1,067,000
  Pacific Energy Partners                          6.250     09/15/15        150,000       149,316       150,375
  Pogo Producing Company                           6.875     10/01/17        500,000       500,000       506,875
  Service Corporation International                7.000     06/15/17      1,000,000       990,030     1,010,000
  Siebe PLC                                        6.500     01/15/10        650,000       572,000       575,250
  Sierra Pacific Resources                         6.750     08/15/17        635,000       638,348       636,587
  Sungard Data Systems                             9.125     08/15/13        175,000       175,000       181,344
  Tekni-Plex, Inc.                                10.875     08/15/12        250,000       250,000       267,500
  Tekni-Plex, Inc.                                 8.750     11/15/13        650,000       656,238       555,750
  Tenaska Alabama Partners LP                      7.000     06/30/21        360,000       360,000       364,505
  Texas Genco LLC                                  6.875     12/15/14        705,000       705,000       717,337
  Texas Industries, Inc.                           7.250     07/15/13         70,000        70,000        72,800
                                                                        ------------  ------------  ------------
    TOTAL BONDS                                                         $ 17,620,000    17,243,925    16,890,612
                                                                        ============  ------------  ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                     70  $     14,000          --
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 1.00%
  Cymer, Inc.                                      3.500%    02/15/09   $    850,000  $    850,000  $    825,563
  ICOS Corporation                                 2.000     07/01/23        750,000       596,250       628,125
  QLT Inc.                                         3.000     09/15/23        600,000       546,257       545,250
  Wesco International, Inc,                        2.625     10/15/25        375,000       375,000       390,937
                                                                        ------------  ------------  ------------
    TOTAL CONVERTIBLE BONDS                                             $  2,575,000     2,367,507     2,389,875
                                                                        ============  ------------  ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                   900  $          9  $       --
                                                                                      ------------  ------------
    TOTAL WARRANTS                                                                               9          --
                                                                                      ------------  ------------
TOTAL RULE 144A SECURITIES                                                              19,625,441    19,280,487
                                                                                      ------------  ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $172,515,058  $171,267,472
                                                                                      ------------  ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 31.37%: (A)           Rate       Date        Amount         Cost      Market Value
                                                    ----       ----        ------         ----      ------------
BONDS - 27.56%
  Abitibi-Consolidated, Inc.                       7.750%    06/15/11   $  1,000,000  $  1,033,198  $    985,000
  Activant Solutions, Inc.                        10.500     06/15/11        585,000       584,723       611,325
  Aearo Co.                                        8.250     04/15/12        450,000       450,000       450,000
  Alamosa Delaware, Inc.                          11.000     07/31/10        325,000       329,756       366,437
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       427,000
  Alh Fin LLC/ALH Fin Corporation                  8.500     01/15/13        725,000       704,500       685,125
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,025,468     1,020,000
  American Media Operation, Inc.                   8.875     01/15/11        900,000       901,514       796,500
  Appleton Papers, Inc.                            8.125     06/15/11        300,000       300,000       294,000
  Argo Tech Corporation                            9.250     06/01/11        850,000       850,000       901,000
  Bally Total Fitness Holding Corporation          9.875     10/15/07        135,000       128,925       121,837
  BCP Crystal US Holdings Corporation              9.625     06/15/14        485,000       485,000       539,562
  C C O Holdings LLC/Cap Corporation               7.995     12/15/10        500,000       499,617       493,750
  C S C Holdings, Inc.                             7.625     04/01/11        500,000       501,965       491,250
  Cablevision Systems Corporation                  7.890     04/01/09      1,000,000     1,000,000     1,025,000
  Cadmus Communications Corporation                8.375     06/15/14        750,000       750,000       774,375
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000     1,061,500
  Charter Comm Holdings LLC                       10.000     04/01/09      1,000,000       815,000       862,500
  Chemed Corporation                               8.750     02/24/11      1,125,000     1,125,000     1,215,000
  Chesapeake Energy Corporation                    7.000     08/15/14      1,075,000     1,115,393     1,128,750
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,083,500
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       241,875
  Dollar Financial Group                           9.750     11/15/11        600,000       600,000       624,000
  Dominos, Inc.                                    8.250     07/01/11        292,000       289,892       306,600
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       488,750
  El Paso Corporation                              7.875     06/15/12      1,050,000     1,063,427     1,086,750
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       211,000
  Flextronics Intl Ltd.                            6.500     05/15/13        400,000       400,000       408,000
  Ford Motor Credit Co.                            7.375     10/28/09      1,250,000     1,246,875     1,207,434
  G F S I, Inc.                                    9.625     03/01/07        750,000       680,604       682,500
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       283,929
  General Motors Accept Corporation                7.750     01/19/10      1,250,000     1,308,730     1,211,633
  Goodyear Tire & Rubber Co.                       7.857     08/15/11      1,400,000     1,342,750     1,354,500
  Great Lakes Dredge & Dock Corporation            7.750     12/15/13        750,000       679,250       688,125
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       600,312
  Houghton Mifflin Co.                             9.875     02/01/13      1,000,000     1,051,833     1,060,000
  Huntsman LLC                                    11.625     10/15/10        324,000       320,161       370,170
  Interpool, Inc.                                  7.350     08/01/07        750,000       761,729       766,875
  Iron Mountain, Inc.                              6.625     01/01/16      1,000,000       951,250       940,000
  Koppers, Inc.                                    9.875     10/15/13        700,000       700,000       773,500
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       826,875
  Leucadia National Corporation                    7.000     08/15/13        650,000       662,617       653,250
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       910,017
  Lodgenet Entertainment Corporation               9.500     06/15/13        425,000       425,000       465,375
  Lyondell Chemical Co.                            9.500     12/15/08        900,000       914,353       942,750
  M C I, Inc.                                      8.735     05/01/14        500,000       452,500       557,500
  M G M Mirage, Inc.                               6.000     10/01/09        375,000       379,625       370,313
  M S X International, Inc.                       11.000     10/15/07        350,000       347,004       348,250
  Magnachip Semiconductor                          8.000     12/15/14        100,000       100,000        92,000
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       495,000
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       207,000

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (Continued)         Rate       Date        Amount         Cost      Market Value
                                                    ----       ----        ------         ----      ------------
  Mediacom LLC                                     9.500%    01/15/13   $  1,000,000  $  1,003,217  $    992,500
  Merrill Corporation                             12.000     05/01/09      1,500,000     1,577,346     1,582,500
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       510,000
  Moog, Inc.                                       6.250     01/15/15        120,000       120,000       120,600
  Mrs. Fields Brands                              11.500     03/15/11        750,000       713,710       705,000
  N R G Energy, Inc.                               8.000     12/15/13        453,000       453,000       482,445
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       511,250
  National Wine & Spirits, Inc.                   10.125     01/15/09        745,000       733,716       752,450
  North American Energy Partners                   8.750     12/01/11        400,000       400,000       380,000
  Numatics, Inc.                                   9.625     04/01/08        550,000       538,986       558,823
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12      1,000,000       985,960       981,250
  O M Group, Inc.                                  9.250     12/15/11        750,000       774,940       763,125
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       443,250
  Pacific Energy Partners                          7.125     06/15/14        500,000       504,175       518,750
  Pinnacle Foods Group                             8.250     12/01/13        450,000       450,000       425,250
  Pliant Corporation                              11.625     06/15/09        744,611       760,220       789,287
  Pliant Corporation                              13.000     06/01/10      1,000,000       936,875       475,000
  Primedia, Inc.                                   8.000     05/15/13      1,000,000     1,025,981     1,007,500
  Quintiles Transnational Corporation             10.000     10/01/13        500,000       500,000       562,500
  Rayovac Corporation                              8.500     10/01/13        200,000       200,000       193,000
  Rent-A-Center, Inc.                              7.500     05/01/10        400,000       400,000       380,500
  Rent-Way, Inc.                                  11.875     06/15/10        800,000       840,965       880,000
  Rhodia SA                                       10.250     06/01/10        800,000       826,056       846,000
  Rhodia SA                                        8.875     06/01/11        500,000       499,668       472,500
  Rogers Wireless, Inc.                            7.250     12/15/12        165,000       165,000       174,488
  Rogers Wireless, Inc.                            7.500     03/15/15        870,000       934,339       937,425
  Rogers Wireless, Inc.                            8.000     12/15/12        165,000       165,000       174,281
  Samsonite Corporation                            8.875     06/01/11      1,000,000     1,044,877     1,062,500
  Sbarro, Inc.                                    11.000     09/15/09        750,000       762,989       746,250
  Sea Containers Ltd.                             10.500     05/15/12        460,000       449,380       466,900
  Service Corporation International                6.000     12/15/05         41,000        41,040        41,000
  Sheridan Acquisition Corporation                10.250     08/15/11        375,000       370,001       390,000
  Ship Finance Intl Ltd.                           8.500     12/15/13        750,000       750,000       730,312
  Sports Club Co.                                 11.375     03/15/06        150,000       145,500       148,500
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,485,000
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       555,000
  Telex Communications, Inc.                      11.500     10/15/08        500,000       500,000       533,750
  Telex Communications, Inc.                       0.000     01/15/09        471,915       206,820       292,587
  Tenet Healthcare Corporation                     6.375     12/01/11        500,000       482,500       466,250
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       522,500
  Thermadyne Holdings Corporation                  9.250     02/01/14      1,000,000       986,250       915,000
  Triton P C S, Inc.                               8.500     06/01/13        550,000       550,000       523,875
  Unisys Corporation                               8.000     10/15/12        305,000       305,000       299,663
  United Components, Inc.                          9.375     06/15/13        500,000       501,875       497,500
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       603,125
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       463,750
  Universal City Florida                           8.443     05/01/10        200,000       200,000       207,500
  Universal City Florida                           8.375     05/01/10        200,000       200,000       207,500
  Utilicorp United, Inc.                           9.950     02/01/11      1,000,000     1,096,511     1,122,500
  Vicorp Restaurants, Inc.                        10.500     04/15/11        600,000       592,746       585,000
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000     1,000,566       950,000

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES (A) (Continued)         Rate       Date        Amount         Cost      Market Value
                                                    ----       ----        ------         ----      ------------

  Warner Music Group                              7.375 %    04/15/14   $    275,000  $    275,000  $    275,688
  Wornick Co.                                     10.875     07/15/11        750,000       750,000       770,625
                                                                        ------------  ------------  ------------
    TOTAL BONDS                                                         $ 66,885,526    66,200,822    65,989,643
                                                                        ============  ------------  ------------
COMMON STOCK - 3.13%
  Chemed Corporation                                                           1,200  $     30,000  $     52,000
  H C I Direct, Inc. (B)                                                       1,000          --            --
  P W Eagle, Inc. (B)                                                        196,518             1     1,513,189
  PepsiAmericas, Inc.                                                         92,145     2,006,365     2,094,456
  Rent-Way, Inc. (B)                                                          92,866       916,263       637,989
  Supreme Industries, Inc.                                                   115,722       267,325     1,086,630
  Telex Communications, Inc. (B)                                                 489             7         1,467
  Telex Communications, Inc. (B)                                              17,707             1        53,122
  Transmontaigne, Inc. (B)                                                   258,720       798,595     2,067,173
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   4,018,557     7,506,034
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.68%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    700,000  $    543,375  $    545,125
  Leucadia National Corporation                    3.750     04/15/14      1,000,000     1,000,000     1,086,250
                                                                        ------------  ------------  ------------
    TOTAL CONVERTIBLE BONDS                                             $  1,700,000     1,543,375     1,631,375
                                                                        ============  ------------  ------------
    TOTAL CORPORATE PUBLIC SECURITIES                                                 $ 71,762,754  $ 75,127,052
                                                                                      ------------  ------------
                                                  Interest     Due        Principal
SHORT-TERM SECURITIES:                           Rate/Yield    Date        Amount         Cost      Market Value
                                                    ----       ----        ------         ----      ------------

COMMERCIAL PAPER - 0.45%
  Engelhard Corporation                            3.830%    10/03/05   $  1,076,000  $  1,075,767  $  1,075,767
                                                                        ------------  ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                         $  1,076,000  $  1,075,767  $  1,075,767
                                                                        ============  ------------  ------------
TOTAL INVESTMENTS                                 103.33%                             $245,353,579  $247,470,291
                                                                                      ============  ------------
    Other Assets                                    6.05                                              14,503,907
    Liabilities                                    (9.38)                                            (22,475,556)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $239,498,642
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.26%                                                      BUILDINGS & REAL ESTATE - 4.05%
Argo Tech Corporation                          $      901,000          A W C Holding Company                          $    2,458,559
Bombardier Capital, Inc.                              885,000          Adorn, Inc.                                         2,550,377
Consolidated Foundries Holdings                     2,469,999          Shelter Acquisition, Inc.                           3,548,250
Esterline Technologies                                211,000          Texas Industries, Inc.                                 72,800
Vought Aircraft Industries                            950,000          TruStile Doors, Inc.                                1,079,177
                                               --------------                                                         --------------
                                                    5,416,999                                                              9,709,163
                                               --------------                                                         --------------
AUTOMOBILE - 8.65%                                                     CARGO TRANSPORT - 2.76%
America's Body Company, Inc./LCP Holding Co.        3,500,002          Kenan-Advantage Transport Company                   2,969,435
Gencorp, Inc.                                         283,929          Ship Finance International Ltd.                       730,312
Goodyear Tire & Rubber Co.                          1,354,500          Tidewater Holdings, Inc.                            2,907,576
Jason, Inc.                                         1,986,078                                                         --------------
LIH Investors, L.P.                                 4,892,228                                                              6,607,323
Metaldyne Corporation                                 953,700                                                         --------------
Nyloncraft, Inc.                                    2,653,404          CHEMICAL, PLASTICS & RUBBER - 3.33%
Qualis Automotive LLC                               2,137,027          Capital Specialty Plastics, Inc.                        2,156
Transtar Holding Company                            2,450,997          Huntsman LLC                                          370,170
United Components, Inc.                               497,500          Koppers, Inc.                                         773,500
                                               --------------          Lyondell Chemical Co.                                 942,750
                                                   20,709,365          O M Group, Inc.                                       763,125
                                               --------------          P Q Corporation                                     1,067,000
BEVERAGE, DRUG & FOOD - 6.25%                                          Process Chemicals LLC                                 288,000
Beta Brands Ltd. -                                                     Rhodia SA                                           1,318,500
Cains Foods, L.P.                                     541,204          Tomah Holdings, Inc.                                2,454,563
Del Monte Corporation                                 241,875                                                         --------------
Dominos, Inc.                                         306,600                                                              7,979,764
Eagle Pack Pet Foods, Inc.                          1,154,547                                                         --------------
Land O' Lakes, Inc.                                   826,875          CONSUMER PRODUCTS - 6.69%
National Wine & Spirits, Inc.                         752,450          Alh Fin LLC / ALH Fin Corporation                     685,125
Nonni's Food Company, Inc.                          2,261,560          Appleton Papers, Inc.                                 294,000
PepsiAmericas, Inc.                                 2,094,456          Augusta Sportswear Holding Co.                      2,125,040
Pinnacle Foods Holdings                               425,250          Euro-Pro Corporation                                1,912,939
River Ranch Fresh Foods LLC                         2,038,839          G F S I, Inc.                                         682,500
Sbarro, Inc.                                          746,250          H C I Direct, Inc.                                       --
Specialty Foods Group, Inc.                           122,980          Maverick Acquisition Company                        1,126,473
Vicorp Restaurants, Inc.                              585,000          Rayovac Corporation                                   193,000
Vitality Foodservice, Inc.                          2,108,859          Royal Baths Manufacturing Company                   1,044,762
Wornick Co.                                           770,625          Savage Sports Holdings, Inc.                        2,055,550
                                               --------------          The Tranzonic Companies                             3,797,492
                                                   14,977,370          Walls Industries, Inc.                              2,113,602
                                               --------------          Winsloew Furniture, Inc.                                 --
BROADCASTING &                                                                                                        --------------
 ENTERTAINMENT - 2.96%                                                                                                    16,030,483
C C O Holdings LLC/Cap Corp                           493,750                                                         --------------
C S C Holdings, Inc.                                  491,250          CONTAINERS, PACKAGING
Cablevision Systems Corporation                     1,025,000          & GLASS - 4.78%
Cenveo Corporation                                  1,061,500          A E P Industries, Inc.
Charter Communications Holdings LLC                   251,875          Paradigm Packaging, Inc.                            2,451,711
Charter Communications Op LLC                         862,500          Pliant Corporation                                  1,264,287
Citadel Broadcasting Corporation                      545,125          Sea Containers Ltd.                                   466,900
Liberty Media Corporation                             910,017          Snyder Industries, Inc.                             3,679,040
Lodgenet Entertainment Corporation                    465,375          Tekni-Plex, Inc.                                    1,378,250
Mediacom LLC                                          992,500          Vitex Packaging, Inc.                               2,210,024
                                               --------------                                                         --------------
                                                    7,098,892                                                             11,450,212
                                               --------------                                                         --------------

--------------------------------------------------------------------------------
26
CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 2.89%                                                   FARMING & AGRICULTURE - 0.00%
Affinia Group, Inc.                            $      358,800          Protein Genetics, Inc.                         $         --
Corvest Group, Inc.                                 3,184,944                                                         --------------
Kele and Associates, Inc.                           2,232,597          FINANCIAL SERVICES - 3.16%
QualServ Corporation                                1,136,138          BCP Crystal US Holding Corporation                    539,562
Strategic Equipment &                                                  Dollar Financial Group                                624,000
Supply Corporation, Inc.                                 --            East River Ventures I, L.P.                            21,706
                                               --------------          Ford Motor Credit Co.                               1,207,434
                                                    6,912,479          General Motors Acceptance Corporation               1,211,633
                                               --------------          Highgate Capital LLC                                    2,947
DIVERSIFIED/CONGLOMERATE,                                              Interpool, Inc.                                       766,875
 MANUFACTURING - 5.80%                                                 Lazard LLC                                            744,717
Activant Solutions Inc.                             1,452,825          Leucadia National Corporation                       1,739,500
AmerCable, Inc.                                     2,085,412          Mrs. Fields Brands                                    705,000
Arrow Tru-Line Holdings, Inc.                       2,055,012          Victory Ventures LLC                                        2
Coining of America LLC                              1,890,331                                                         --------------
Dexter Magnetics Technologies, Inc.                 1,047,037                                                              7,563,376
Douglas Dynamics LLC                                  630,000                                                         --------------
Evans Consoles, Inc.                                     --            HEALTHCARE, EDUCATION
Great Lakes Dredge & Dock Corporation                 688,125           & CHILDCARE - 3.53%
Justrite Manufacturing Acquisition Co.              1,573,200          A T I Acquisition Company                           1,977,769
Rugby Manufacturing Company                         2,458,584          American Hospice Management Holding LLC             2,707,648
                                               --------------          ICOS Corporation                                      628,125
                                                   13,880,526          Interactive Health LLC                                774,000
                                               --------------          MedAssist, Inc.                                       262,701
DIVERSIFIED/CONGLOMERATE,                                              QLT, Inc.                                             545,250
 SERVICE - 6.20%                                                       Quintiles Transnational Corporation                   562,500
Abitibi-Consolidated, Inc.                            985,000          Tenet Healthcare Corporation                          988,750
Allied Waste NA                                     1,020,000                                                         --------------
CapeSuccess LLC                                         5,862                                                              8,446,743
Chemed Corporation                                  1,267,008                                                         --------------
Diversco, Inc./DHI Holdings, Inc.                   2,088,103          HOME & OFFICE FURNISHINGS,
Dwyer Group, Inc.                                   2,665,799           HOUSEWARES, AND DURABLE
Iron Mountain, Inc.                                   940,000           CONSUMER PRODUCTS - 3.51%
Keystone North America, Inc.                          311,045          Connor Sport Court International, Inc.              2,124,005
Mac-Gray Corporation                                  612,000          Home Decor Holding Company                          2,142,358
Moss, Inc.                                          1,578,699          Hussey Seating Corporation                            968,741
M S X International, Inc.                             348,250          Samsonite Corporation                               1,062,500
Service Corporation International                   1,051,000          U-Line Corporation                                  2,110,174
U S M Holdings Corporation                          1,180,656                                                         --------------
Universal City Florida                                415,000                                                              8,407,778
Wesco International, Inc.                             390,937                                                         --------------
                                               --------------          LEISURE, AMUSEMENT,
                                                   14,859,359           ENTERTAINMENT - 1.58%
                                               --------------          Bally Total Fitness Holding Corporation               121,837
ELECTRONICS - 3.72%                                                    Keepsake Quilting, Inc.                             1,543,685
A E S Corporation                                     219,500          M G M Mirage, Inc.                                    370,313
Calpine Corporation                                   353,750          Majestic Star Casino LLC                              495,000
Directed Electronics, Inc.                          4,943,147          O E D Corp/Diamond Jo Company Guarantee               981,250
Flextronics International Ltd.                        408,000          Warner Music Group                                    275,688
N R G Energy, Inc.                                    482,445                                                         --------------
Precision Dynamics, Inc.                            1,214,577                                                              3,787,773
Siebe PLC                                             575,250                                                         --------------
Texas Genco LLC                                       717,337
                                               --------------
                                                    8,914,006
                                               --------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
September 30, 2005
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value           INDUSTRY CLASSIFICATION: (Cont.)                Market Value
                                               --------------                                                         --------------
MACHINERY - 8.21%                                                      PUBLISHING/PRINTING - 2.34%
Aearo Co.                                      $      450,000          American Media Operation, Inc.                 $      796,500
C & M Conveyor, Inc.                                2,294,756          Cadmus Communications Corporation                     774,375
Integration Technology Systems, Inc.                1,248,333          Houghton Mifflin Co.                                1,060,000
Manitowoc Company, Inc.                               207,000          Merrill Corporation                                 1,582,500
Maxon Corporation                                   2,563,828          Primedia, Inc.                                      1,007,500
Numatics, Inc.                                        558,823          Sheridan Acquisition Corporation                      390,000
P W Eagle, Inc.                                     1,513,189                                                         --------------
Safety Speed Cut Manufacturing Company, Inc.        2,557,432                                                              5,610,875
Stanadyne Corporation                               1,485,000                                                         --------------
Synventive Equity LLC                                  26,767          RETAIL STORES - 4.67%
Thermadyne Holdings Corporation                       915,000          Blockbuster, Inc.                                     391,875
Tronair, Inc.                                       2,694,679          IAAI Finance Corporation                              821,572
Tubular Textile Machinery                           2,189,071          Neff Corporation                                    1,180,113
Weasler Holdings LLC                                  953,487          Neiman Marcus Group, Inc.                           1,243,750
                                               --------------          Olympic Sales, Inc.                                 4,043,557
                                                   19,657,365          Rent-A-Center, Inc.                                   380,500
                                               --------------          Rent-Way, Inc.                                      1,517,989
MEDICAL DEVICES/BIOTECH - 2.36%                                        Sports Club Co.                                       148,500
Bausch & Lomb, Inc.                                                    TVI, Inc.                                             382,500
Beacon Medical Products, Inc.                       1,947,622          United Rentals, Inc.                                1,066,875
Coeur, Inc.                                         1,129,600                                                         --------------
E X C Acquisition Corporation                         107,985                                                             11,177,231
MicroGroup, Inc.                                    2,463,340                                                         --------------
                                               --------------          TECHNOLOGY - 0.77%
                                                    5,648,547          Cymer, Inc.                                           825,563
                                               --------------          Delstar Holding Corporation                           441,596
MINING, STEEL, IRON &                                                  Magnachip Semiconductor                                92,000
 NON PRECIOUS METALS - 0.05%                                           Sungard Data Systems                                  181,344
Better Minerals & Aggregates                          108,991          Unisys Corporation                                    299,663
                                               --------------                                                         --------------
OIL AND GAS - 4.97%                                                                                                        1,840,166
C & J Spec-Rent Services, Inc.                      3,048,690                                                         --------------
Chesapeake Energy Corporation                       1,128,750          TELECOMMUNICATIONS - 3.68%
Clayton Williams Energy, Inc.                         782,000          Alamosa Delaware, Inc.                                793,437
Dynegy Holdings, Inc.                                 488,750          Cincinnati Bell, Inc.                               1,083,500
GulfMark Offshore, Inc.                               600,312          Intelsat Bermuda, Ltd.                                961,000
Mustang Ventures Company                              694,833          ITC^DeltaCom, Inc.                                  2,735,321
North American Energy Partners                        380,000          Jordan Telecom Products                                  --
Offshore Logistics, Inc.                              443,250          MCI, Inc.                                             557,500
Pacific Energy Partners                               669,125          Rogers Wireless, Inc.                               1,286,194
Pogo Producing Co.                                    506,875          Telex Communications, Inc.                            880,926
Supreme Industries, Inc.                            1,086,630          Triton P C S, Inc.                                    523,875
Transmontaigne, Inc.                                2,067,173                                                         --------------
                                               --------------                                                              8,821,753
                                                   11,896,388                                                         --------------
                                               --------------          UTILITIES - 1.80%
PHARMACEUTICALS - 1.06%                                                El Paso Corporation                                 1,086,750
CorePharma LLC                                      2,523,136          Markwest Energy                                       470,250
Enzymatic Therapy, Inc.                                 5,604          Moog, Inc.                                            120,600
                                               --------------          Nalco Co.                                             511,250
                                                    2,528,740          Sierra Pacific Resources                              636,587
                                               --------------          Tenaska Alabama Partners LP                           364,505
                                                                       Utilicorp United, Inc.                              1,122,500
                                                                                                                      --------------
                                                                                                                           4,312,442
                                                                                                                      --------------
                                                                       WASTE MANAGEMENT /
                                                                       POLLUTION - 0.85%
                                                                       Terra Renewal Services, Inc.                        2,040,415
                                                                                                                      --------------
                                                                       Corporate Restricted and
                                                                       Public Securities - 102.88%                    $  246,394,524
                                                                                                                      ==============

INCOME TAX INFORMATION:

     The aggregate cost of investments was substantially the same for financial reporting and federal income tax purposes as of September 30, 2005.

     The net unrealized appreciation of investments for federal tax purposes as of September 30, 2005 is $2,116,712 and consists of $24,980,374 appreciation and $22,863,662 depreciation.

--------------------------------------------------------------------------------
28

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 28, 2005
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     November 28, 2005
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     November 28, 2005
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.